Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue		$ 6,913,039	$ 7,304,626
Fuel surcharge		971,632	1,092,204
Total revenue	[1]	7,884,671	8,396,830
Materials and services expenses		3,897,297	4,171,135
Personnel expenses		2,413,504	2,496,315
Other operating expenses		416,642	435,486
Depreciation of property and equipment		350,902	332,580
Depreciation of right-of-use assets		172,762	169,505
Amortization of intangible assets		86,840	79,984
Gain on sale of rolling stock and equipment		(12,851)	(7,434)
(Gain) loss on derecognition of right-of-use assets		(451)	105
Loss on sale of land and buildings		92	0
(Gain) loss, net of impairment, on sale of assets held for sale		(5,382)	192
Total operating expenses		7,319,355	7,677,868
Operating income		565,316	718,962
Finance (income) costs
Finance income		(2,312)	(13,760)
Finance costs		162,268	171,999
Net finance costs		159,956	158,239
Income before income tax		405,360	560,723
Income tax expense		94,807	138,239
Net income		$ 310,553	$ 422,484
Earnings per share
Basic earnings per share		$ 3.74	$ 5.00
Diluted earnings per share		$ 3.72	$ 4.96

[1]	Includes intersegment revenue and intersegment fuel surcharge, which are eliminated in the consolidated results and are not disclosed by reportable segment due to the non-material amounts.